Spin-off - Discontinued operations results of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Revenue	$ 34,646	$ 30,978	$ 27,654
Cost of operations	22,465	21,238	18,339
Operating profit	12,181	9,740	9,315
Interest expense	(2,014)	(1,366)	(2,501)
Provision for income taxes	3,895	3,561	5,508
Income from discontinued operations	2,179	4,835	6,771
Patriot Transportation
Revenue	41,800	129,162	112,120
Cost of operations	38,195	121,134	101,001
Operating profit	3,605	8,028	11,119
Interest expense	(33)	(102)	(19)
Income before income taxes	3,572	7,926	11,100
Provision for income taxes	1,393	3,091	4,329
Income from discontinued operations	$ 2,179	$ 4,835	$ 6,771